CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue from related parties	¥ 1,703,995	¥ 3,350,032	¥ 4,449,757
Cost of revenue related parties	¥ 1,399,491	¥ 2,759,980	¥ 3,713,536